Notes on the consolidated statements of operations (Details 26) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Deferred tax asset Intangible assets	€ 0	€ 0
Deferred tax asset Property, plant and equipment	0	0
Deferred tax asset Financial assets	0	0
Deferred tax asset Receivables and other assets	125	303
Deferred tax asset Cash	61	16
Deferred Tax Asset Liabilities	2	0
Deferred tax asset Provisions	4	19
Deferred tax asset Deferred income	0	115
Deferred tax asset Other	0	0
Deferred tax asset Income tax credits	295	0
Deferred tax assets Tax losses carryforward	10,845	10,671
Deferred tax asset gross	11,332	11,124
Deferred Tax Assets Set off of deferred tax	1,425	1,123
Net deferred tax assets	9,907	10,001
Deferred tax liabilities Intangible assets	2,150	1,962
Deferred tax liabilities Property, plant and equipment	0	0
Deferred tax liabilities Financial assets	0	0
Deferred tax liabilities Receivables and other assets	0	0
Deferred tax liabilities Cash	0	0
Deferred tax Liabilities	0	54
Deferred tax liabilities Provisions	0	0
Deferred tax liaiblities Deferred income	0	36
Deferred tax liaibilities Other	0	0
Deferred Tax liabilities Income tax credits	0	0
Deferred tax liabilities Tax losses carryforward	0	0
Deferred incomes liabilities Total, gross	2,150	2,052
Deferred tax liabilities Set off of deferred tax	1,425	1,123
Net deferred tax liabilities	€ 725	€ 929